Financial Instruments and Financial Risk Management - Summary of Debt-to-Equity and Debt-to-Capitalization Ratios (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Long-term debt		$ 1,315,757	$ 1,608,094	[1]	$ 872,544
Shareholders' equity		$ 2,463,070	$ 2,310,355	[2],[3]	$ 1,788,612
Debt-to-equity ratio		0.53	0.7	[1]
Debt-to-capitalization ratio	[4]	0.35	0.41	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[3]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).
[4]	Long-term debt divided by the sum of shareholders’ equity and long-term debt.